Business Segment Information (Schedule Of Identifiable Assets) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting Information [Line Items]
Assets	$ 1,092,328	$ 1,033,753
Filtration [Member]
Segment Reporting Information [Line Items]
Assets	122,900	98,400
Test [Member]
Segment Reporting Information [Line Items]
Assets	102,400	92,800
USG [Member]
Segment Reporting Information [Line Items]
Assets	72,300	66,600
Corporate [Member]
Segment Reporting Information [Line Items]
Assets	$ 794,700	$ 776,000